Lease Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Undiscounted Lease Liabilities

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2025	$105,273
2026	427,828
2027	437,483
2028	374,218
2029	236,577
Thereafter	2,118,968

Total Future Minimum Lease Payments	$3,700,347

Less: Interest	(1,843,116)

Present Value of Lease Liabilities	1,857,231

Less: Current Portion of Lease Liabilities	(151,638)

Lease Liabilities, Net of Current Portion	$1,705,593

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2025	$689,333
2026	729,898
2027	543,635
2028	445,924
2029	236,577
Thereafter	2,118,968

Total Future Minimum Lease Payments	$4,764,335

Less: Interest	(2,178,856)

Present Value of Lease Liabilities	2,585,479

Less: Current Portion of Lease Liabilities	(302,736)

Lease Liabilities, Net of Current Portion	$2,282,743

Schedule of Finance Leases

The finance liability was paid in full during the year ended December 31, 2023. A reconciliation of the beginning and ending balance of the finance liability for the year ended December 31, 2023, is as follows:

Balance as of beginning of period	$373,070
Interest expense accrual	105,483
Payment of principal and interest	(478,553)
Balance as of end of period	-
Less unamortized discount	-
Finance liability, net of discount	-
Less current portion of lease liabilities	-
Finance liability, net of current and discount	$-